RELATED PARTIES	12 Months Ended
Dec. 31, 2019
RELATED PARTIES
RELATED PARTIES

30.    RELATED PARTIES

Related parties include the controlling shareholder of the Group, entities under common ownership with the Group, affiliated companies, associated and joint ventures.

The aggregated impact of transactions with related parties to the Group’s statements of financial position as of December 31, 2019 and 2018 and statements of profit or loss for the years then ended was the following:

	December 31,
	2019	2018
Statements of financial position:
Accounts receivable, non-current	10,787	2,545
Short-term investments	17,790	12,086
Accounts receivable, current	5,872	6,385
Rights of use assets	4,526	1,359
Bank loans to customers, non-current	4,150	612
Advances given for property, plant and equipment	3,866	1,380
Bank loans to customers, current	1,677	2,244
Purchases of property, plant and equipment, intangible assets and other assets	1,244	6,647
Cash and cash equivalents	282	938
Other investments	149	149
Bank deposits and liabilities, current	(41,198)	(42,642)
Dividends payable	(11,747)	—
Lease obligations, non-current	(5,160)	(1,007)
Bank deposits and liabilities, non-current	(153)	(1,044)
Lease obligations, current	(763)	(185)
Accounts payable	(558)	(1,301)

	2019	2018	2017
Statements of profit or loss
Revenue	(4,932)	(4,352)	(3,349)
Operating (income) / expenses	(1,137)	2,396	4,053
Finance income	(1,662)	(1,398)	(1,267)
Interest expenses under lease arrangements	447	135	—

Terms and conditions of transactions with related parties –  Outstanding balances as of December 31, 2019 and 2018 were unsecured and settlements are made on a cash basis. There have been no guarantees provided or received for any related party receivables or payables. As of December 31, 2019, the Group had no significant amounts of  impairment relating to receivables owed by related parties as well as expenses recognized during the years ended December 31, 2019 and 2018 in respect to bad or doubtful debts from related parties.

Accounts receivable from and accounts payable to related parties were as follows:

	December 31,
	2019	2018
Accounts receivable:
Business Nedvizhimost, a subsidiary of Sistema	9,517	2,561
Sistema, parent company	5,267	2
Sitronics, a subsidiary of Sistema	680	1,107
Zifrovoe TV, a Group’s associate	392	764
MTS Belarus, a Group’s associate	194	4,095
Other related parties	609	401
Total accounts receivable, related parties	16,659	8,930
Less non-current portion	(10,787)	(2,545)
Accounts receivable, related parties, current	5,872	6,385
Accounts payable:
Business Nedvizhimost, a subsidiary of Sistema	191	34
Zifrovoe TV, a Group’s associate	100	44
Yahont, an associate of Sistema	78	—
Moscow Business Incubator, an associate of Sistema	56	152
TelecomCapStroi, a subsidiary of Sistema	55	237
MTS Belarus, a Group’s associate	5	678
Other related parties	73	156
Total accounts payable, related parties	558	1,301

The Group has neither the intent nor the ability to offset the outstanding accounts payable and accounts receivable with related parties under the terms of existing agreements.

The Group makes advances for the purchase of property, plant and equipment, intangible assets and other assets to related parties which are summarized as follows:

	December 31,
	2019	2018

Advances given for property, plant and equipment:
TelecomCapStroi, a subsidiary of Sistema	2,319	1,317
Yahont, an associate of Sistema	1,359	—
Other related parties	188	63
Total advances given for property, plant and equipment, related parties	3,866	1,380

	2019	2018
Purchases of property, plant and equipment, intangible assets and other assets:
Yahont, an associate of Sistema	340	—
Business Nedvizhimost, a subsidiary of Sistema	329	328
Zifrovoe TV, a Group’s associate	179	28
Segezha Group, a subsidiary of Sistema	125	—
TelecomCapStroi, a subsidiary of Sistema	83	93
Moscow Business Incubator, an associate of Sistema	—	4,450
Mosdachtrest, a subsidiary of Sistema	—	1,711
Other related parties	188	37
Total purchases of property, plant and equipment, intangible assets and other assets, related parties	1,244	6,647

Rights-of-use assets and lease obligations – The following table represents carrying value of right-of-use assets leased from related parties:

	December 31,
	2019	2018
Carrying value of right-of-use assets:
Business Nedvizhimost, a subsidiary of Sistema	3,980	919
Kronshtadt, a subsidiary of Sistema	132	121
Other related parties	414	319

Total carrying value of right-of-use assets, related parties	4,526	1,359

The following table presents summary of lease obligations which arose from lease arrangements with related parties:

	December 31,
	2019	2018
Lease obligations:
Business Nedvizhimost, a subsidiary of Sistema	5,504	793
Kronshtadt, a subsidiary of Sistema	87	109
Other related parties	332	290

Total lease obligations, related parties	5,923	1,192
Less non-current portion	(5,160)	(1,007)

Lease obligations, related parties, current	763	185

Interest expense accrued on these lease obligations for the years ended December 31, 2019 and 2018 amounted to RUB 447 million and RUB 135 million, respectively and was included in finance costs in the accompanying consolidated statements of profit or loss.

Bank loans to customers, interbank loans due – The following table presents loans given by MTS Bank to related parties:

	December 31,
	2019	2018
Bank loans to customers:
Etalon LenSpecCMU, an associate of Sistema	1,982	—
Sistema, parent company	1,440	254
Kronshtadt, a subsidiary of Sistema	1,280	1,395
Leader-Invest, an associate of Sistema	895	612
Binnopharm, an associate of Sistema	—	412
Sistema Finance, a subsidiary of Sistema	—	183
Other related parties	230	—

Total bank loans due, related parties	5,827	2,856
Less non-current portion	(4,150)	(612)

Bank loans due, related parties , current	1,677	2,244

Bank deposits and liabilities – The following table presents deposits in MTS Bank held by related parties:

	December 31,
	2019	2018
Bank deposits and liabilities:
Key management personnel of the Group and its parent	31,634	29,658
Sistema Capital, a Group’s associate	2,586	239
Project Michurinskiy, an associate of Sistema	1,448	952
Sistema Telecom Activy, a subsidiary of Sistema	1,300	1,542
Yahont, an associate of Sistema	802	—
Sitronics, a subsidiary of Sistema	655	525
Sistema Venture Capital, a subsidiary of Sistema	289	319
BF-Sistema, a subsidiary of Sistema	244	233
Sistema, parent company	242	4,610
TelecomCapStroi, a subsidiary of Sistema	211	238
UK LandProfit, formerly named Sistema Real Estate, a subsidiary of Sistema	205	599
Zifrovoe TV, a Group’s associate	93	536
Medsi Group, a subsidiary of Sistema	58	745
BashRES, a subsidiary of Sistema	29	309
Business Nedvizhimost, a subsidiary of Sistema	8	226
Leader-Invest, an associate of Sistema	5	433
Sistema Finance, a subsidiary of Sistema	4	338
RTI,a subsidiary of Sistema	—	323
Other related parties	1,538	1,861

Total bank deposits and liabilities, related parties	41,351	43,686

Less non-current portion	(153)	(1,044)

Total bank deposits and liabilities, current	41,198	42,642

Investing transactions – The Group holds certain investments in related parties which are summarized as follows:

	December 31,
	2019	2018
Short-term investments:
Sistema Capital, a Group’s associate (Mutual funds)	9,349	—
Sistema Capital, a Group’s associate (Assets management)	8,195	11,644
Promissory notes of Sitronics, formerly named Intellect Telecom, a subsidiary of Sistema	246	283
Other loans receivable	—	159
Total short-term investments in related parties	17,790	12,086
Other investments in shares:
Sistema Venture Capital, a subsidiary of Sistema	117	117
Other investments	32	32
Total investments in shares, related parties	149	149

Dividends payable – The following table presents dividends payable to related parties:

December 31,
2019
Dividends payable:
Sistema, parent company	8,409
Sistema Telecom Activy, a subsidiary of Sistema	2,921
Sistema Finance S.A., a subsidiary of Sistema	417

Total dividends payable, related parties	11,747

As of December 31, 2018 there were no dividends payable to the related parties.

Operating transactions – For the years ended December 31, 2019, 2018 and 2017, operating transactions with related parties were as follows:

	2019	2018	2017
Revenues from related parties:
Segezha Group, subsidiaries of Sistema (providing energy resources by MTS Energy, software supply)	1,790	74	23
Sitronics, a subsidiary of Sistema (internet services and video/images translation services)	1,018	1,195	303
Kronshtadt, a subsidiary of Sistema (banking services and rent)	303	58	13
MTS Belarus, a Group’s associate (roaming and interconnect services)	296	296	248
Leader-Invest, an associate of Sistema, a former subsidiary of Sistema (banking services and rent)	203	56	4
Zifrovoe TV, a Group’s associate (subscriber acquisition services)	193	508	724
Medsi Group, a subsidiary of Sistema (telecommunication and call center services)	157	166	156
BashRES, a subsidiary of Sistema (information security system project)	129	53	89
Sistema, parent company (consulting services)	127	80	32
Detskii Mir, an associate of Sistema, a former subsidiary of Sistema (telecommunication services)	101	175	188
MTS Bank, a former Group’s associate (telecommunication and call center services, bank cards distribution commission)	—	1,271	1,507
Other related parties	615	420	62
Total revenues from related parties	4,932	4,352	3,349
Operating (income) / expenses incurred on transactions with related parties:
Koncel, a subsidiary of Sistema (dismantling and scrap metal realization)	(3,328)	(1,141)	—
Business Nedvizhimost, a subsidiary of Sistema (rent and sale of property)	(1,301)	39	821
Sistema Finance, a subsidiary of Sistema (change in fair value of financial instruments of MTS Bank)	(289)	325	—
Key management personnel of the Group (interest expense)	1,973	705	—
Sistema, parent company (interest expenses (deposits and accounts), MTS Bank)	377	284	—
AB Safety, a subsidiary of Sistema (security services)	299	324	302
Jet Air Group, a subsidiary of Sistema (transportation services)	142	135	172
Sitronics, a subsidiary of Sistema (discounting debt)	107	20	—
Project Michurinskiy, an associate of Sistema (interest expenses (deposits and accounts), MTS Bank)	104	28	—
Sistema-Capital, a Group’s associate (manager reward)	97	—	—
MTS Belarus, a Group’s associate (roaming and interconnect services)	87	104	121
UK LandProfit, formerly named Sistema Real Estate, a subsidiary of Sistema ((interest expenses (deposits and accounts) and rent, MTS-Bank)	45	17	—
MTS Bank, a former Group’s associate (commission related expenses)	—	1,217	2,259
Other related parties	550	339	378
Total operating (income) / expenses incurred on transactions with related parties	(1,137)	2,396	4,053

Finance income from investment transactions with related parties for the years ended December 31, 2019, 2018 and 2017 was the following:

	2019	2018	2017
Finance income/(loss) from related parties
Business Nedvizhimost, a subsidiary of Sistema	827	353	359
Sistema Capital, a Group’s associate (assets management)	474	465	369
Sistema, parent company	367	4	48
MTS Bank, a former Group's associate	—	448	345
Other related parties	(6)	128	146
Total finance income from related parties	1,662	1,398	1,267

MTS Bank – On July 5, 2018 the Group acquired the controlling stake in MTS Bank and thus it ceased to be a related party to the Group since the acquisition date.

East-West United Bank - The Group maintains certain bank accounts with East-West United Bank, a subsidiary of Sistema. As of December 31, 2019 and 2018, the Group’s cash position at East-West United Bank amounted to RUB 282 million and RUB 938 million, respectively.

Business Nedvizhimost - In 2015, the Group sold its 100% stake in Rent Nedvizhimost to Business Nedvizhimost, subsidiary of Sistema, for RUB 8,500 million in total. As of December 31, 2019 and 2018 the balance of related accounts receivable amounted to RUB 2,916 million and RUB 2,561 million, respectively. The amount as of December 31, 2019 is due before December 31, 2021 and bears an interest of CBR key rate + 1.5% p.a.

In December 2018, the Group sold its 40.26% stake in a mutual investment fund Sistema-Rentnaya Nedvizhimost to Business Nedvizhimost for RUB 450 million. The investment in the joint venture amounted to RUB 658 million as of December 31, 2019 (Note 15).

In March 2019, in order to optimize the processes of real estate management, the Group sold a number of buildings with carrying value of RUB 1,479 million to Business Nedvizhimost for the consideration of RUB 7,247 million (including VAT). The consideration will be paid by installments for 10 years at 9% per annum with the collateral in the form of disposed buildings granted by the buyer. At the same time, the Group entered into a number of agreements to lease spaces in the buildings sold for the period of up to 15 years (leaseback).

As a result of this transaction, the Group recorded rights-of-use assets of RUB 3,123 million, lease obligation of RUB 5,197 million and recognized a gain in the amount of RUB 1,745 million as a part of "Other income" in consolidated statement of profit or loss.

Sistema Capital – In 2016 and 2017 the Group entered into trust agreements with asset management company Sistema Capital. As of December 31, 2019 and 2018, the balance of assets under trust management amounted to RUB 8,195 million and RUB 11,644 million respectively (Note 14).

In December 2019, the Group acquired a share in mutual investment funds of Sistema Capital "Rezervny" and "Rezervny. Valyutny" for RUB 5,665 million and 3,678 million, respectively. As at December 31, 2019 the fair value of the shares amounted to 5,682 million and 3,667 million, respectively, with the subsequent revaluation to be recognized in profit or loss (Note 14).

Sistema - In March 2019, the Group disposed of its 18.69% interest in the Group's associate OZON to Sistema for RUB 7,902 million (Note 15). As of December 31, 2019 the balance of accounts receivable amounted to RUB 5,267 million.

Remuneration of key management personnel – Key management personnel of the Group are members of the Board of Directors and Management Board. During the years ended December 31 2019, 2018 and 2017 their total remuneration amounted to RUB 1,574 million, RUB 816 million and RUB 739 million, respectively. These amounts comprised RUB 917 million, RUB 504 million and RUB 490 million in base salaries and 657 RUB million, RUB 312 million and RUB 249 million in bonuses paid pursuant to a bonus plan, respectively.

The management and directors are also entitled to cash-settled and equity-settled share-based payments. Related compensation accrued during the years ended December 31 2019, 2018 and 2017 amounted to RUB 798 million, RUB 554 million and RUB 486 million, respectively.